Annual Total Returns - FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO - FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO - Fidelity Water Sustainability Fund	Jul. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Apr. 16, 2020
Fidelity Water Sustainability Fund
Bar Chart Table:
Annual Return 2021	28.52%
Annual Return 2022	(19.94%)
Annual Return 2023	18.58%